UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05767

DWS Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 141.3%
Alabama 0.5%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	366,124
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series A, 144A, 1.54% **, 9/7/2018, LOC: JP Morgan Chase Bank NA	300,000	300,000
		666,124
Arizona 1.4%
Glendale, AZ, Industrial Development Authority, Terrace of Phoenix Project, 5.0%, 7/1/2048	60,000	62,695
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,619,282
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	255,000	282,372
		1,964,349
California 16.4%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-2, 5.0%, 6/1/2047	1,030,000	1,058,891
Series A-1, 5.0%, 6/1/2047	300,000	308,415
Series A-1, 5.25%, 6/1/2047	200,000	208,660
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2034	1,000,000	1,036,950
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	1,310,000	1,857,934
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,488,313
California, State General Obligation:
5.0%, 11/1/2043	1,300,000	1,460,940
5.25%, 4/1/2035	1,230,000	1,363,541
5.5%, 3/1/2040	1,000,000	1,053,660
5.75%, 4/1/2031	1,000,000	1,024,110
6.0%, 4/1/2038	645,000	660,977
Prerefunded, 6.0%, 4/1/2038	355,000	364,479
6.5%, 4/1/2033	895,000	920,024
Prerefunded, 6.5%, 4/1/2033	1,055,000	1,086,165
California, State Municipal Finance Authority Revenue, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	335,520
Sreies A, AMT, 5.0%, 12/31/2047	160,000	178,382
Series A, AMT, 5.0%, 6/1/2048	60,000	66,689
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	1,000,000	1,056,810
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, Prerefunded, 6.125%, 4/1/2028	2,000,000	2,054,820
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	211,577
Series A, 144A, 5.25%, 12/1/2056	735,000	793,557
Series A, 5.5%, 12/1/2054	195,000	211,782
Series A, 144A, 5.5%, 12/1/2058	105,000	115,900
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,106,150
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	555,195
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,102,740
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	483,279
		22,165,460
Colorado 3.6%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	242,658
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	257,200
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	789,775
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	469,520
Series A, 5.0%, 12/1/2035	250,000	270,453
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,131,020
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	214,404
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	654,059
Series A, AMT, 5.25%, 11/15/2043	600,000	667,512
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048 (a)	140,000	152,993
		4,849,594
Connecticut 2.3%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, Prerefunded, 7.875%, 4/1/2039	2,000,000	2,187,140
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05% PIK, 7/1/2031*	2,837,139	88,660
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 1/1/2038	715,000	792,449
		3,068,249
District of Columbia 1.1%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	130,000	136,614
Series A, 5.0%, 7/1/2052	195,000	203,467
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	219,080
Series A, AMT, 5.0%, 10/1/2043	850,000	928,999
		1,488,160
Florida 11.5%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A,144A, 8.125%, 5/15/2044	290,000	290,392
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	368,976
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	199,110
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	98,291
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	106,082
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	44,531
5.4%, 5/1/2037	1,280,000	1,281,229
Series 1, 6.55%, 5/1/2027	10,000	10,000
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series 2015-3, 6.61%, 5/1/2040 *	165,000	2
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	400,000	406,484
144A, 4.375%, 5/1/2050	300,000	304,953
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	145,000	155,791
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	620,000	690,717
Series A, AMT, 5.0%, 10/1/2047	400,000	443,984
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	400,000	389,772
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	360,738
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	528,290
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	32,583
Series B, AMT, 5.0%, 10/1/2040	470,000	527,490
Series A, Prerefunded, 5.5%, 10/1/2041	3,000,000	3,121,230
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	735,909
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	876,613
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,223,818
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,642,155
Series A, 5.0%, 7/1/2037	1,590,000	1,726,724
		15,565,865
Georgia 5.3%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,091,340
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	402,589
Atlanta, GA, Development Authority, Senior Health Care Facilities Revenue, Proton Treatment Center, Series A-1, 6.5%, 1/1/2029	225,000	222,811
Atlanta, GA, Tax Allocation, Beltline Project, Series B, Prerefunded, 7.375%, 1/1/2031	1,000,000	1,018,740
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	1,000,000	1,052,530
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	192,521
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,088,240
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	210,000	231,025
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	112,408
Series A, 5.5%, 8/15/2054	180,000	205,848
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,407,380
Rockdale County, GA, Development Authority, Pratt Paper LLC Project, AMT, 144A, 4.0%, 1/1/2038, GTY: Pratt Industries, Inc.	100,000	100,849
		7,126,281
Guam 1.8%
Guam, Government General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	1,000,000	1,062,860
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	242,853
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	71,341
Guam, Power Authority Revenue, Series A, Prerefunded, 5.5%, 10/1/2030	1,000,000	1,075,130
		2,452,184
Hawaii 1.7%
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, Prerefunded, 6.625%, 11/15/2039	1,000,000	1,057,470
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	767,509
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	500,000	517,780
		2,342,759
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	307,464
Illinois 11.0%
Chicago, IL, Airport Revenue, O'Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	415,000	451,462
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	100,000	105,234
Series A, 5.0%, 12/1/2032	105,000	109,964
Series A, 5.0%, 12/1/2033	100,000	104,310
Series H, 5.0%, 12/1/2036	245,000	253,597
Series H, 5.0%, 12/1/2046	140,000	143,531
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	455,000	515,747
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,076,140
Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,188,220
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	142,013
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,101,200
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	520,000	536,011
Series A, 5.0%, 6/15/2057	390,000	416,216
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,327,290
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	405,259
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	567,735
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	150,000	7,470
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	325,000	343,597
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,093,930
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	534,430
Series D, 5.0%, 11/1/2028	500,000	532,070
5.0%, 2/1/2029	225,000	238,120
Series A, 5.0%, 10/1/2033 (a)	620,000	654,639
Series B, 5.0%, 10/1/2033 (a)	395,000	417,069
Series A, 5.0%, 12/1/2038	350,000	365,778
Series A, 5.0%, 12/1/2039	750,000	782,655
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	420,131
		14,833,818
Indiana 2.5%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	525,000	538,167
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	365,000	400,062
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,067,150
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	516,773
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.), Inc.	780,000	913,536
		3,435,688
Iowa 0.4%
Iowa, State Finance Authority, Lifespace Communities Revenue:
Series A, 5.0%, 5/15/2043	215,000	230,482
Series A, 5.0%, 5/15/2048	275,000	293,761
		524,243
Kansas 1.2%
Kansas, State Development Finance Authority Revenue, Village Shalom Project, Series A, 5.25%, 11/15/2053	500,000	501,135
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project:
Series A, 5.0%, 5/15/2039	525,000	564,632
Prerefunded, 7.25%, 5/15/2039	300,000	311,628
Wyandotte County, KN, Unified Government, Legends Apartments Garage West Lawn Project, 4.5%, 6/1/2040	310,000	314,030
		1,691,425
Kentucky 3.0%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,159,060
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,587,974
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	138,710
Series A, 5.25%, 6/1/2041	190,000	207,066
		4,092,810
Louisiana 1.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	153,558
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,098,190
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	990,113
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	193,784
		2,435,645
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,078,170
Maryland 2.8%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,532,055
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	375,000	417,270
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	500,000	520,555
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,077,700
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	90,000	97,444
Series B, 5.0%, 11/1/2047	135,000	145,688
		3,790,712
Massachusetts 2.4%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	505,485	103,720
Series A-2, 5.5%, 11/15/2046	58,882	58,894
Series A-1, 6.25%, 11/15/2039	1,903,948	1,966,721
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	100,000	106,213
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	957,743
		3,193,291
Michigan 5.3%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, 144A, 7.5%, 11/15/2044	500,000	494,270
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	303,528
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,092,570
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,000,190
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, 5.5%, 10/15/2045	2,000,000	2,187,880
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	199,499
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	98,354
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,000,000	1,000,000
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	735,000	736,970
		7,113,261
Minnesota 0.9%
Bethel, MN, Housing Revenue, Lodge at Stillwater LLC Project:
5.0%, 6/1/2048	80,000	81,366
5.0%, 6/1/2053	50,000	50,567
5.25%, 6/1/2058	130,000	132,799
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,000,000	1,010,200
		1,274,932
Mississippi 1.5%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	283,035
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	620,000	621,215
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 8/1/2022	145,000	150,509
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	435,900
West Rankin , MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	500,000	560,460
		2,051,119
Missouri 1.8%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2050	220,000	224,787
Series B,144A, 5.0%, 2/1/2040	200,000	207,832
Lee's Summit, MO, Industrial Development Authority, Senior Living Facilities Revenue, John Knox Village Project, Series A, 5.0%, 8/15/2042	500,000	527,240
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	69,645
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	159,788
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	245,000	264,497
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	365,000	383,305
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	231,446
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	430,662
		2,499,202
Nebraska 0.7%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	592,989
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	55,000	62,819
Series A, 5.0%, 9/1/2029	70,000	80,963
Series A, 5.0%, 9/1/2033	155,000	181,937
		918,708
Nevada 1.3%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,706,100
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	55,950
		1,762,050
New Hampshire 0.4%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	100,000	106,835
Series A, 144A, 6.125%, 7/1/2052	300,000	318,102
Series A, 144A, 6.25%, 7/1/2042	100,000	107,272
		532,209
New Jersey 4.9%
New Jersey, State Economic Development Authority Revenue:
Series DDD, 5.0%, 6/15/2042	140,000	151,022
Series BBB, 5.5%, 6/15/2030	895,000	1,022,627
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	170,000	172,168
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	126,523
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	565,445
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	124,483
Series A, 5.0%, 6/15/2047	130,000	140,195
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	197,282
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,587,645
New Jersey, State Turnpike Authority Revenue, Series E, 5.0%, 1/1/2045	1,015,000	1,123,067
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	382,410
Series B, 5.0%, 6/1/2046	750,000	809,962
Series A, 5.25%, 6/1/2046	175,000	195,786
		6,598,615
New York 4.9%
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	46,850
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,125,110
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	302,651
Series E-1, 5.0%, 11/15/2042	70,000	76,458
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	264,838
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligation Group:
Series A, 5.0%, 8/1/2034	75,000	84,951
Series A, 5.0%, 8/1/2035	105,000	118,554
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 144A, 5.0%, 11/15/2044	915,000	963,175
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	464,651
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	100,000	111,586
AMT, 5.0%, 1/1/2034	100,000	111,250
AMT, 5.0%, 1/1/2036	100,000	110,915
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,284,216
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	64,798
New York & New Jersey Port Authority, Series 207, AMT, 5.0%, 9/15/2048	625,000	700,394
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	740,649
		6,571,046
North Carolina 1.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	260,000	291,372
5.0%, 10/1/2047	240,000	267,967
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, Prerefunded, 6.25%, 12/1/2033	1,000,000	1,011,030
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	330,000	348,104
		1,918,473
North Dakota 0.4%
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2038	95,000	104,202
Series C, 5.0%, 6/1/2043	110,000	120,279
Series C, 5.0%, 6/1/2048	100,000	108,921
Series C, 5.0%, 6/1/2053	140,000	151,899
		485,301
Ohio 3.5%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2047	675,000	679,280
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	231,920
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	488,072
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	270,000	297,059
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	45,000	48,630
5.0%, 1/1/2046	370,000	396,906
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	669,120
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,693,361
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	71,572
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	125,000	129,341
		4,705,261
Oklahoma 0.5%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	204,183
Series B, 5.5%, 8/15/2057	380,000	430,719
		634,902
Oregon 0.3%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project:
Series A, 5.0%, 5/15/2038	25,000	26,930
Series A, 5.0%, 5/15/2043	35,000	37,574
Series A, 5.0%, 5/15/2048	45,000	48,138
Clackamas County, OR, Hospital Facilities Authority Revenue, Senior Living-Willamette View Project:
Series A, 5.0%, 11/15/2037	50,000	54,176
Series A, 5.0%, 11/15/2047	100,000	107,624
Series A, 5.0%, 11/15/2052	100,000	106,831
		381,273
Pennsylvania 8.3%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	2,000,000	2,090,180
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043 (a)	60,000	62,134
5.0%, 12/1/2048 (a)	65,000	67,097
5.0%, 12/1/2053 (a)	95,000	97,518
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	109,299
5.25%, 7/1/2041	100,000	109,912
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project:
5.0%, 12/1/2037	235,000	258,589
5.0%, 12/1/2047	275,000	300,655
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	170,745
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	350,321
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	281,810
5.0%, 6/1/2035	125,000	140,464
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	831,464
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	1,000,000	1,092,490
AMT, 5.0%, 12/31/2038	1,000,000	1,081,170
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	185,000	188,750
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,765,925
Series C, 5.0%, 12/1/2044	240,000	263,817
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	135,000	143,500
Series A, 5.0%, 7/1/2049	160,000	169,225
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health System:
5.0%, 7/1/2033	90,000	98,309
5.0%, 7/1/2034	60,000	65,351
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	553,425
		11,292,150
Rhode Island 0.1%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	165,862
South Carolina 2.5%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	856,000	857,447
South Carolina, State Jobs-Economic Development Authority, Residencial Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2052	175,000	180,658
5.0%, 4/1/2047	200,000	207,474
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,163,090
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	982,800
		3,391,469
Tennessee 1.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	544,747
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	336,057
Series A, 5.0%, 7/1/2044	400,000	444,568
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, Prerefunded, 7.75%, 7/1/2038	1,000,000	1,018,190
		2,343,562
Texas 17.8%
Bexar County, TX, Health Facilities Development Corp., Army Retirement Residence Foundation Project:
5.0%, 7/15/2037	75,000	81,313
5.0%, 7/15/2042	60,000	64,745
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	251,643
Series A, 5.0%, 1/1/2043	1,500,000	1,606,245
Prerefunded, 6.0%, 1/1/2041	545,000	594,987
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,054,920
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,140,680
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	847,455
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	300,000	338,310
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	662,091
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,411,145
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	250,000	257,852
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School ,Inc., 5.0%, 6/15/2048	60,000	60,817
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2045	665,000	731,793
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	329,377
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,110
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	186,092
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,285,577
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project:
Series A, 6.625%, 11/15/2037	315,000	348,834
Series A, 6.75%, 11/15/2047	250,000	277,912
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A, 5.0%, 11/15/2055*	570,000	395,124
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Legacy Midtown Park Inc., Series A, 5.5%, 7/1/2054 (a)	250,000	248,427
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	546,225
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,116,623
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,128,260
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	165,000	178,286
5.0%, 12/15/2031	1,000,000	1,078,440
5.0%, 12/15/2032	1,000,000	1,077,190
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	325,637
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	896,412
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	566,345
		24,088,867
Utah 0.7%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	595,000	663,645
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	324,554
		988,199
Virginia 2.1%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	115,000	127,091
Hanover County, VA, Economic Development Authority, Care Facility Revenue:
5.0%, 7/1/2048	70,000	74,514
5.0%, 7/1/2051	130,000	137,888
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	106,709
144A, 5.0%, 9/1/2045	100,000	105,938
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	865,000	941,449
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, Prerefunded, 7.75%, 7/1/2038	1,370,000	1,397,098
		2,890,687
Washington 2.6%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	98,775
5.0%, 12/1/2046	135,000	130,627
Washington, Port of Seattle Revenue, Series C, AMT, 5.0%, 5/1/2042	415,000	462,435
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	135,000	154,791
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	595,000	614,706
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	135,000	149,558
5.0%, 8/15/2035	120,000	132,554
5.0%, 8/15/2036	80,000	88,113
Washington, State Housing Finance Commission, Reference Judson Park Project, 144A, 5.0%, 7/1/2048	50,000	51,949
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	250,000	265,715
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,153,030
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	52,126
Series A, 144A, 5.0%, 7/1/2048	115,000	118,503
Series A, 144A, 5.0%, 7/1/2053	75,000	77,046
		3,549,928
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	885,009
Wisconsin 5.3%
Wisconsin, Health Educational Facilities Authority, Covenant Communities Inc., Project:
Series A, 5.0%, 7/1/2043	500,000	542,175
Series B, 5.0%, 7/1/2048	90,000	92,575
Wisconsin, Public Finance Authority Revenue, Maryland Proton Treatment Center LLC, Series A-1, 144A, 6.375%, 1/1/2048	250,000	253,742
Wisconsin, Public Finance Authority Revenue, Procure Proton Therapy Center, Series A, 144A, 7.0%, 7/1/2048	500,000	504,320
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	207,028
5.0%, 7/1/2052	90,000	92,695
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,083,140
Wisconsin, Public Financing Authority, Retirement Facilities Revenue:
144A, 5.0%, 10/1/2043	65,000	69,014
144A, 5.0%, 10/1/2048	185,000	196,266
144A, 5.0%, 10/1/2053	350,000	369,554
Wisconsin, Stae Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	25,000	26,209
Series A, 5.0%, 9/15/2045	30,000	31,382
Series A, 5.0%, 9/15/2050	125,000	130,467
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	565,175
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,110,000	1,134,487
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,829,970
		7,128,199
Total Municipal Bonds and Notes (Cost $182,000,201)		191,242,575
Underlying Municipal Bonds of Inverse Floaters (b) 29.1%
Florida 4.2%
Orange County, FL, School Board Certificates Participation, Series C, 5.0%, 8/1/2034 (c)	5,000,000	5,701,563
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 13.13%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 8.1%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (c)	5,000,000	5,688,675
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 13.34%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (c)	5,000,000	5,344,075
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0401, 144A, 9.34%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
		11,032,750
New York 8.4%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (c)	5,000,000	5,700,788
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 13.775%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (c)	5,000,000	5,620,788
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 13.685%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		11,321,576
Texas 4.2%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (c)	5,000,000	5,676,400
Trust: Texas, State Transportation Commission, Series 2016-XM0405, 144A, 13.34%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 4.2%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (c)	5,000,000	5,741,950
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 13.34%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $39,892,324)		39,474,239
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $221,892,525)	170.4	230,716,814
Floating Rate Notes (b)	(19.4)	(26,250,000)
Series 2015 MTPS, at Liquidation Value	(51.7)	(70,000,000)
Other Assets and Liabilities, Net	0.7	891,565
Net Assets Applicable to Common Shareholders	100.0	135,358,379

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	2,837,139	1,909,657	88,660
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3 *	6.61%	5/1/2040	165,000	0	2
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A *	5.0%	11/15/2055	570,000	560,293	395,124
				2,469,951	483,787

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of August 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$230,716,814	$—	$230,716,814
Total	$—	$230,716,814	$—	$230,716,814

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018